CAPITAL STOCK (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2012
Capital Stock 1	266,667
Capital Stock 2	$ 0.15
Capital Stock 3	$ 40,000
Capital Stock 4	1,000,000